SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS Core Equity VIP

The following changes are effective on or about July 12, 2013:

QS Investors, LLC (“QS Investors”) will no longer serve as subadvisor to the fund. All references to QS Investors are hereby deleted.

Please Retain This Supplement for Future Reference

April 25, 2013
SAISTKR-99